Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 15,931	$ 24,159
Restricted cash	112	0
Short-term deposits	27,938	6,067
Marketable debt securities	31,622	59,962
Other accounts receivable	827	218
Total current assets	76,430	90,406
Right of use assets	538	0
Property and equipment, net	171	194
Total non-current assets	709	194
Total assets	77,139	90,600
Current liabilities
Trade payables	5,999	1,814
Other accounts payable	935	892
Total current liabilities	6,934	2,706
Non-current liabilities
Lease obligation	352	0
Total non-current liabilities	352	0
Stockholders' equity:
Ordinary shares par value NIS 0.01 per share; Authorized 50,000,000 shares; Issued and outstanding: 21,139,385 shares as of December 31, 2019; 21,018,919 shares as of December 31, 2018	58	58
Additional paid-in capital	176,696	174,322
Accumulated other comprehensive income (loss)	35	(11)
Accumulated deficit	(106,936)	(86,475)
Total stockholders' equity	69,853	87,894
Total liabilities and stockholders' equity	$ 77,139	$ 90,600